Inventory (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory write down		$ 45,000	$ 60,000